Eaton Vance
California Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.5%
Security	Principal Amount (000's omitted)	Value
Other — 1.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,109,696
Total Corporate Bonds (identified cost $1,040,000)		$ 1,109,696

Tax-Exempt Municipal Obligations — 140.3%
Security	Principal Amount (000's omitted)	Value
Education — 24.4%
California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/55(2)	$2,500	$ 2,553,550
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,865	2,419,053
California Infrastructure and Economic Development Bank, (UCSF Clinical and Life Sciences Building), 5.25%, 5/15/59	1,500	1,550,589
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(1)	600	617,577
California State University, 5.25%, 11/1/56(2)	5,500	5,750,965
University of California, 5.00%, 5/15/53(2)	5,000	5,116,000
		$ 18,007,734
General Obligations — 55.3%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 915,361
Antelope Valley Community College District, CA, (Election of 2016), 0.00%, 2/1/50	3,500	1,048,720
California:
4.85%, 12/1/46	1,500	1,516,885
5.00%, 9/1/52	3,215	3,312,952
5.25%, 9/1/53(2)	5,000	5,212,500
Encinitas Union School District, CA, (Election of 2024), 5.00%, 8/1/54(2)	1,875	1,920,675
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	985	1,062,571
Menlo Park City School District, CA, (Election of 2024), 4.00%, 7/1/53	1,240	1,081,039
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	2,000	1,741,525
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/54	1,380	1,431,845
Rio Hondo Community College District, CA, (Election of 2024), 5.25%, 8/1/55(2)	1,875	1,960,444
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50(2)	$2,500	$ 2,190,825
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,600	1,438,509
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(2)	5,000	5,145,550
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(2)	3,500	3,613,015
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	850	890,588
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	1,010	959,085
Santa Monica-Malibu Unified School District, CA, (Election of 2024), 4.25%, 8/1/52	750	693,579
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	875	773,387
Ventura Unified School District, CA, (Election of 2022), 5.25%, 8/1/55(2)	2,200	2,280,586
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	1,900	1,719,467
		$ 40,909,108
Hospital — 2.4%
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	$1,060	$ 893,619
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	975	908,522
		$ 1,802,141
Housing — 3.9%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 252,887
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	490	479,579
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,510,831
Los Angeles Housing Authority, CA, (Clarendon Apartments), 4.35%, 12/1/49	750	651,507
		$ 2,894,804
Insured - General Obligations — 12.3%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$1,125	$ 1,044,817
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	165	116,334

Eaton Vance
California Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	$225	$ 159,689
Duarte Unified School District, CA, (Election of 2020), (AG), 4.25%, 8/1/48	995	945,452
Lancaster School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/55(2)	4,100	4,186,674
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,085,151
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	446,085
Pittsburg Unified School District, CA, (Election of 2018), (AG), 4.25%, 8/1/49	90	84,108
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/49	1,000	1,018,749
		$ 9,087,059
Insured - Hospital — 7.4%
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	$6,010	$ 5,459,803
		$ 5,459,803
Insured - Transportation — 8.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/52	$6,000	$ 1,539,032
(AMBAC), 0.00%, 10/1/29	5,000	4,411,490
Santa Cruz, CA, Parking Revenue, (BAM), 4.625%, 4/1/50	70	67,721
		$ 6,018,243
Insured - Water and Sewer — 0.9%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$735	$ 681,175
		$ 681,175
Senior Living/Life Care — 5.6%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 992,612
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	603,373
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,300	1,229,437
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(1)	375	326,468
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	$615	$ 590,173
California Statewide Communities Development Authority, (Sequoia Living), 5.00%, 7/1/55	380	378,226
		$ 4,120,289
Transportation — 15.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$795	$ 701,145
(LOC: Barclays Bank PLC), 3.15%, 4/1/55(3)	750	750,000
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	2,864,672
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(2)	5,000	4,966,000
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,235	1,222,458
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.75%, 5/1/48	1,000	1,043,623
		$ 11,547,898
Water and Sewer — 4.3%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$3,000	$ 3,085,770
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	115	99,810
		$ 3,185,580
Total Tax-Exempt Municipal Obligations (identified cost $107,786,676)		$103,713,834

Taxable Municipal Obligations — 7.9%
Security	Principal Amount (000's omitted)	Value
Education — 2.9%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$2,000	$ 1,732,451
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	470	422,639
		$ 2,155,090

Eaton Vance
California Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 2.8%
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	$2,500	$ 2,071,924
		$ 2,071,924
Housing — 0.7%
California Municipal Finance Authority, (Witmer Manor), (FNMA), 6.00%, 11/1/43	$500	$ 504,123
		$ 504,123
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,000	$ 1,142,836
		$ 1,142,836
Total Taxable Municipal Obligations (identified cost $6,551,707)		$ 5,873,973
Total Investments — 149.7% (identified cost $115,378,383)		$110,697,503
Other Assets, Less Liabilities — (49.7)%		$(36,775,411)
Net Assets — 100.0%		$ 73,922,092
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $2,476,380 or 3.3% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2025.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2025, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 12.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit

The Trust did not have any open derivative instruments at August 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

At August 31, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,109,696	$ —	$ 1,109,696
Tax-Exempt Municipal Obligations	—	103,713,834	—	103,713,834
Taxable Municipal Obligations	—	5,873,973	—	5,873,973
Total Investments	$ —	$110,697,503	$ —	$110,697,503
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.
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